COHEN & STEERS REAL ASSETS FUND, INC.

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2021 (Unaudited)

		Shares	Value
COMMON STOCK	55.3%
AIRPORTS—FOREIGN	0.2%
Airports of Thailand PCL (Thailand)		47,700	$105,322
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)(a)		13,476	85,012
Grupo Aeroportuario del Pacifico SAB de CV, Class B (Mexico)(a)		22,356	233,365

			423,699

COMMUNICATIONS	2.0%
TOWERS
American Tower Corp.		7,330	1,752,310
Crown Castle International Corp.		6,362	1,095,091
SBA Communications Corp.		3,682	1,021,939

			3,869,340

COMMUNICATIONS—FOREIGN	0.3%
TOWERS
Cellnex Telecom SA, 144A (Spain)(b)		11,152	642,127

CONSUMER STAPLES	0.5%
FOOD PRODUCTS
Darling Ingredients, Inc.(a)		12,894	948,741

CONSUMER STAPLES—FOREIGN	0.6%
AGRICULTURE	0.2%
Farmers Edge, Inc. (Canada)(a)		27,249	390,294

FOOD PRODUCTS	0.4%
WH Group Ltd., 144A (Hong Kong)(b)		372,345	301,742
Wilmar International Ltd. (China)(SGD)		103,330	416,331

			718,073

TOTAL CONSUMER STAPLES—FOREIGN			1,108,367

CONSUMER—CYCLICAL	0.7%
HOTEL
Boyd Gaming Corp.(a)		14,111	831,985
Caesars Entertainment, Inc.(a)		4,699	410,927

			1,242,912

CONSUMER—NON-CYCLICAL	2.3%
AGRICULTURE	1.5%
Archer-Daniels-Midland Co.		11,242	640,794
Bunge Ltd.		10,546	835,981

		Shares	Value
Corteva, Inc.		27,639	$1,288,530

			2,765,305

FOOD PRODUCTS	0.5%
Tyson Foods, Inc., Class A		13,263	985,441

FOOD PRODUCTS—FOREIGN	0.3%
Associated British Foods PLC (United Kingdom)(a)		8,965	298,473
Mowi ASA (Norway)		13,404	332,548

			631,021

TOTAL CONSUMER—NON-CYCLICAL			4,381,767

ELECTRIC	1.0%
Alliant Energy Corp.		6,151	333,138
Evergy, Inc.		4,772	284,077
Eversource Energy		2,977	257,779
FirstEnergy Corp.		9,975	346,033
NextEra Energy, Inc.		3,158	238,776
NorthWestern Corp.		5,221	340,409
Portland General Electric Co.		3,986	189,215

			1,989,427

ELECTRIC—FOREIGN	0.8%
Elia Group SA/NV (Belgium)		1,388	152,842
Enel S.p.A. (Italy)		31,314	311,879
Hydro One Ltd., 144A (Canada)(b)		16,134	375,779
Kansai Electric Power Co., Inc. (Japan)		13,200	142,819
National Grid PLC (United Kingdom)		50,437	600,760

			1,584,079

ENERGY	6.4%
GAS—DISTRIBUTION—FOREIGN	0.3%
Enn Energy Holdings Ltd. (China)(H shares)		34,257	549,498
Towngas China Co., Ltd. (China)(H shares)		217,000	108,303

			657,801

INTEGRATED OIL & GAS—FOREIGN	0.2%
Royal Dutch Shell PLC, Class B (Netherlands)		25,806	474,941

OIL & GAS	3.8%
Chevron Corp.		13,113	1,374,111
ConocoPhillips		11,677	618,531
EOG Resources, Inc.		13,574	984,522
Exxon Mobil Corp.		29,861	1,667,139

		Shares	Value
Renewable Energy Group, Inc.(a)		22,200	$1,466,088
Vine Energy, Inc.(a)		73,355	1,007,898

			7,118,289

OIL & GAS—FOREIGN	2.1%
BP PLC (United Kingdom)		266,549	1,082,733
Lukoil PJSC, ADR (Russia)(USD)		5,953	481,360
Neste Oyj (Finland)		7,018	372,490
Reliance Industries Ltd., 144A (India)(USD)(b)		4,318	238,786
Suncor Energy, Inc. (Canada)		35,833	749,051
TOTAL SE (France)		21,871	1,020,154

			3,944,574

TOTAL ENERGY			12,195,605

INDUSTRIAL	0.8%
MACHINERY	0.6%
Deere & Co.		2,792	1,044,599

MACHINERY—FOREIGN	0.2%
Kubota Corp. (Japan)		20,097	457,299

TOTAL INDUSTRIAL			1,501,898

INFRASTRUCTURE	1.7%
ELECTRIC	0.4%
CenterPoint Energy, Inc.		20,056	454,268
Public Service Enterprise Group, Inc.		4,118	247,945

			702,213

FREIGHT RAILS	0.2%
Norfolk Southern Corp.		1,511	405,734

PIPELINES—C-CORP	1.1%
Cheniere Energy, Inc.(a)		8,243	593,579
ONEOK, Inc.		4,988	252,692
Targa Resources Corp.		14,020	445,135
Williams Cos., Inc.		33,161	785,584

			2,076,990

TOTAL INFRASTRUCTURE			3,184,937

INFRASTRUCTURE—FOREIGN	2.2%
AIRPORTS	0.3%
Aena SME SA, 144A (Spain)(a),(b)		2,521	408,867
Auckland International Airport Ltd. (New Zealand)(a)		22,622	123,866

			532,733

		Shares	Value
GAS—DISTRIBUTION	0.2%
Snam S.p.A. (Italy)		55,877	$309,811

PIPELINES—C-CORP	1.6%
Enbridge, Inc. (Canada)		39,301	1,431,686
Gibson Energy, Inc. (Canada)		11,011	195,126
Pembina Pipeline Corp. (Canada)		21,233	613,319
TC Energy Corp. (Canada)		19,695	902,864

			3,142,995

TOLL ROADS	0.1%
Eiffage SA (France)(a)		1,918	191,995

TOTAL INFRASTRUCTURE—FOREIGN			4,177,534

MARINE PORTS—FOREIGN	0.2%
COSCO SHIPPING Ports Ltd. (China)(H shares)		206,337	150,225
Koninklijke Vopak NV (Netherlands)		3,068	152,729

			302,954

MATERIALS	6.6%
CHEMICALS	0.8%
FMC Corp.		5,806	642,202
International Flavors & Fragrances, Inc.		2,223	310,353
Mosaic Co.		18,158	573,974

			1,526,529

CHEMICALS—FOREIGN	0.8%
Nutrien Ltd. (Canada)		16,623	895,813
Sociedad Quimica y Minera de Chile SA, ADR (Chile)(USD)		11,064	587,167

			1,482,980

METALS & MINING	0.8%
Freeport-McMoRan, Inc.(a)		20,353	670,224
Newmont Corp.		7,763	467,876
Nucor Corp.		3,352	269,065

			1,407,165

METALS & MINING—FOREIGN	4.2%
Agnico Eagle Mines Ltd. (Canada)		3,187	184,241
Altius Renewable Royalties Corp. (Canada)(a)		21,396	183,025
Anglo American PLC (South Africa)		28,783	1,127,910
ArcelorMittal SA (Luxembourg)(a)		26,341	760,823
Barrick Gold Corp. (Canada)		5,682	112,504
BHP Group PLC (Australia)		58,033	1,675,689
First Quantum Minerals Ltd. (Canada)		12,913	246,094
Fortescue Metals Group Ltd. (Australia)		10,862	164,922
Franco-Nevada Corp. (Canada)		857	107,399

		Shares	Value
Glencore PLC (Switzerland)(GBP)(a)		37,656	$147,561
Kirkland Lake Gold Ltd. (Canada)		22,927	774,267
LG Chem Ltd. (South Korea)		194	137,990
MMC Norilsk Nickel PJSC, ADR (Russia)(USD)		6,625	206,568
Newcrest Mining Ltd. (Australia)		5,452	101,125
Nippon Steel Corp. (Japan)(a)		13,619	232,036
POSCO (South Korea)		1,208	341,560
Rio Tinto Ltd. (Australia)		3,427	288,280
Sumitomo Metal Mining Co., Ltd. (Japan)		3,900	168,328
Vale SA, ADR (Brazil)(USD)		47,640	827,983
Wheaton Precious Metals Corp. (Brazil)(CAD)		5,158	197,087

			7,985,392

TOTAL MATERIALS			12,402,066

RAILWAYS	0.2%
Kansas City Southern		1,345	354,972

RAILWAYS—FOREIGN	0.2%
Canadian Pacific Railway Ltd. (Canada)		311	118,788
Getlink SE (France)(a)		5,630	86,358
Santos Brasil Participacoes SA (Brazil)		45,025	54,555
West Japan Railway Co. (Japan)		1,100	60,948

			320,649

REAL ESTATE	26.2%
DATA CENTERS	0.7%
CyrusOne, Inc.		20,026	1,356,161

DATA CENTERS—FOREIGN	0.2%
GDS Holdings Ltd., ADR (China)(H shares)(a)		2,193	177,830

		Shares	Value
NEXTDC Ltd. (Australia)(a)		18,621	$147,376

			325,206

DIVERSIFIED—FOREIGN	5.3%
Activia Properties, Inc. (Japan)		122	534,938
British Land Co., PLC (United Kingdom)		70,094	487,796
Castellum AB (Sweden)		22,201	489,602
Charter Hall Group (Australia)		79,361	776,389
City Developments Ltd. (Singapore)		52,500	311,441
CK Asset Holdings Ltd. (Hong Kong)		118,500	719,466
ESR Cayman Ltd., 144A (China)(H shares)(a),(b)		76,600	250,765
Fastighets AB Balder, Class B (Sweden)(a)		11,815	585,241
Hang Lung Properties Ltd. (Hong Kong)		94,000	244,247
ICADE (France)		4,968	363,249
Invincible Investment Corp. (Japan)		1,041	392,520
Keppel DC REIT (Singapore)		158,800	318,733
Mirvac Group (Australia)		504,656	958,279
Mitsubishi Estate Co., Ltd. (Japan)		51,800	904,073
Mitsui Fudosan Co., Ltd. (Japan)		62,900	1,427,854
Mitsui Fudosan Logistics Park, Inc. (Japan)		86	424,854
Sun Hung Kai Properties Ltd. (Hong Kong)		59,500	901,596

			10,091,043

HEALTH CARE	2.4%
Healthpeak Properties, Inc.		61,205	1,942,647
Medical Properties Trust, Inc.		33,710	717,349
Ventas, Inc.		33,601	1,792,277

			4,452,273

HEALTH CARE—FOREIGN	0.5%
Assura PLC (United Kingdom)		381,946	379,643
Parkway Life Real Estate Investment Trust (Singapore)		169,200	513,185

			892,828

HOTEL	0.6%
Host Hotels & Resorts, Inc.		53,295	898,021
Park Hotels & Resorts, Inc.		13,941	300,847

			1,198,868

		Shares	Value
HOTEL—FOREIGN	0.2%
Sands China Ltd. (Macau)(H shares)(a)		70,400	$351,814

INDUSTRIALS	2.0%
Americold Realty Trust		20,155	775,363
Duke Realty Corp.		27,476	1,152,068
Prologis, Inc.		18,100	1,918,600

			3,846,031

INDUSTRIALS—FOREIGN	1.1%
CTP NV, 144A (Netherlands)(a),(b)		14,084	249,396
GLP J-REIT (Japan)		370	607,505
Goodman Group (Australia)		13,991	192,559
Segro PLC (United Kingdom)		58,632	757,862
Tritax Big Box REIT PLC (United Kingdom)		97,339	240,874

			2,048,196

NET LEASE	1.3%
VEREIT, Inc.		35,425	1,368,113
VICI Properties, Inc.		40,120	1,132,989

			2,501,102

NET LEASE—FOREIGN	0.2%
ARGAN SA (France)		2,268	213,839
VGP NV (Belgium)		1,094	174,992

			388,831

OFFICE—FOREIGN	1.2%
Allied Properties REIT (Canada)		9,433	305,051
Alstria Office REIT AG (Germany)		34,213	552,875
Japan Prime Realty Investment Corp. (Japan)		159	593,064
Nippon Building Fund, Inc. (Japan)		95	558,546
Workspace Group PLC (United Kingdom)		18,877	208,190

			2,217,726

REAL ESTATE SERVICES	0.2%
Jones Lang LaSalle, Inc.(a)		2,189	391,919

RESIDENTIAL	3.3%
Apartment Income REIT Corp.		15,618	667,826
Essex Property Trust, Inc.		5,194	1,411,937
Highwoods Properties, Inc.		9,140	392,472
Invitation Homes, Inc.		26,770	856,372
Sun Communities, Inc.		6,207	931,298

		Shares	Value
UDR, Inc.		46,499	$2,039,446

			6,299,351

RESIDENTIAL—FOREIGN	2.1%
Aedifica SA (Belgium)		3,238	371,366
Deutsche Wohnen SE (Germany)		23,347	1,089,138
Instone Real Estate Group AG, 144A(Germany)(a),(b)		17,022	468,102
UNITE Group PLC (United Kingdom)		12,211	179,620
Vonovia SE (Germany)		22,021	1,438,398
Wharf Real Estate Investment Co., Ltd. (Hong Kong)		86,000	481,766

			4,028,390

RETAIL—FOREIGN	1.4%
CapitaLand Integrated Commercial Trust (Singapore)		317,732	512,547
Catena AB (Sweden)		7,394	325,953
Japan Retail Fund Investment Corp. (Japan)		477	487,232
Klepierre SA (France)		24,301	566,678
Link REIT (Hong Kong)		80,700	734,948

			2,627,358

SELF STORAGE	1.8%
Public Storage		13,675	3,374,443

SELF STORAGE—FOREIGN	0.2%
Safestore Holdings PLC (United Kingdom)		36,580	401,164

SHOPPING CENTERS	1.3%
Kimco Realty Corp.		37,712	707,100
Simon Property Group, Inc.		14,333	1,630,665

			2,337,765

TIMBER	0.2%
Weyerhaeuser Co.		12,103	430,867

TOTAL REAL ESTATE			49,561,336

TOLL ROADS—FOREIGN	1.1%
Transurban Group (Australia)		60,495	612,040
Vinci SA (France)		12,981	1,329,866
Zhejiang Expressway Co., Ltd. (China)(H shares)		146,000	129,396

			2,071,302

UTILITIES	1.3%
GAS UTILITIES —FOREIGN	0.1%
Hong Kong and China Gas Co., Ltd. (Hong Kong)		140,000	221,505

		Shares	Value
MULTI-UTILITIES	0.4%
NiSource, Inc.		11,785	$284,136
Sempra Energy		3,275	434,200

			718,336

MULTI-UTILITIES—FOREIGN	0.0%
Engie (France)(a)		3,853	54,695

WATER UTILITIES	0.6%
American Water Works Co., Inc.		4,808	720,815
Essential Utilities, Inc.		7,350	328,913

			1,049,728

WATER UTILITIES—FOREIGN	0.2%
Guangdong Investment Ltd. (China)(H shares)		111,339	181,314
United Utilities Group PLC (United Kingdom)		17,195	219,461

			400,775

TOTAL UTILITIES			2,445,039

TOTAL COMMON STOCK (Identified cost—$84,844,446)			104,708,751

EXCHANGE-TRADED FUNDS	4.3%
GOLD	4.1%
iShares Gold Trust ETF(a)		121,000	1,967,460
SPDR Gold MiniShares Trust(a)		333,100	5,662,700

			7,630,160

SHORT-TERM BOND	0.2%
SPDR Portfolio Short Term Corporate Bond ETF		13,490	422,372

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$7,589,810)			8,052,532

PREFERRED SECURITIES—$25 PAR VALUE	1.0%
BANKS	1.0%
GMAC Capital Trust I, 5.983% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS)(FRN)(c)		6,454	164,448
PNC Financial Services Group, Inc., 6.125% to 5/1/22, Series P(d),(e)		29,935	797,768
US Bancorp, 6.50% to 1/15/22, Series F(d),(e)		35,200	915,552

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,886,963)			1,877,768

		Principal Amount	Value
PREFERRED SECURITIES—CAPITAL SECURITIES	4.7%
BANKS	1.1%
Citigroup, Inc., 4.672% to 5/17/21, Series R(c),(d)		$617,000	$619,370
JPMorgan Chase & Co., 4.005% (3 Month US LIBOR + 3.80%), Series Z (FRN)(c),(d)		300,000	300,635
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(d),(e)		675,000	739,316
PNC Financial Services Group, Inc., 6.75% to 8/1/21, Series O(d),(e)		375,000	381,300

			2,040,621

BANKS—FOREIGN	0.8%
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(d),(e),(f),(g)		200,000	210,625
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(d),(e),(f),(g)		600,000	625,206
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(d),(e),(f),(g)		200,000	208,125
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(b),(d),(e),(g)		300,000	307,116
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(d),(e),(f),(g)		250,000	255,063

			1,606,135

ELECTRIC	0.2%
Dominion Energy, Inc., 3.071%, due 8/15/24		325,000	346,339

ELECTRIC—FOREIGN	0.4%
Enel S.p.A., 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(USD)(b),(e)		600,000	699,000

FINANCIAL	0.3%
DIVERSIFIED FINANCIAL SERVICES
Morgan Stanley, 4.051% (3 Month US LIBOR + 3.81%), due 1/15/21, Series J (FRN)(c),(d)		576,000	576,004

INSURANCE	1.8%
LIFE/HEALTH INSURANCE	0.7%
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(e)		300,000	321,680
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(e)		907,000	959,317

			1,280,997

		Principal Amount	Value
LIFE/HEALTH INSURANCE—FOREIGN	0.6%
Dai-ichi Life Insurance Co., Ltd./The, 7.25% to 7/25/21, 144A (Japan) (USD)(b),(d),(e)		$750,000	$764,062
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(USD)(b),(e)		400,000	421,000

			1,185,062

PROPERTY CASUALTY—FOREIGN	0.5%
Mitsui Sumitomo Insurance Co., Ltd., 7.00% to 3/15/22, due 3/15/72, 144A (Japan)(USD)(b),(e)		975,000	1,025,208

TOTAL INSURANCE			3,491,267

UTILITIES	0.1%
MULTI-UTILITIES
NiSource, Inc., 0.95%, due 8/15/25		100,000	98,161

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$8,816,802)			8,857,527

CORPORATE BONDS	4.0%
COMMUNICATIONS—TOWERS	0.3%
American Tower Corp., 2.95%, due 1/15/25		195,000	207,461
SBA Communications Corp., 4.875%, due 9/1/24		425,000	436,951

			644,412

CONSUMER STAPLES	0.1%
7-Eleven, Inc., 0.80%, due 2/10/24, 144A(b)		160,000	159,538

ELECTRIC	0.8%
DTE Energy Co., 2.529%, due 10/1/24, Series C		275,000	288,406
NextEra Energy Capital Holdings, Inc., 0.65%, due 3/1/23		500,000	501,694
NextEra Energy Capital Holdings, Inc., 2.75%, due 5/1/25		140,000	148,084
Progress Energy, Inc., 3.15%, due 4/1/22		200,000	204,023
Southern California Edison Co., 0.70%, due 4/3/23		260,000	260,000
Southern California Edison Co., 1.10%, due 4/1/24		260,000	260,187

			1,662,394

		Principal Amount	Value
FINANCIAL	0.1%
DIVERSIFIED FINANCIAL SERVICES
General Motors Financial Co., Inc., 1.784% (3 Month US LIBOR + 1.55%), due 1/14/22 (FRN)(c)		$100,000	$101,032

INTEGRATED TELECOMMUNICATIONS SERVICES	0.9%
AT&T, Inc., 0.90%, due 3/25/24		500,000	501,140
T-Mobile USA, Inc., 3.50%, due 4/15/25, 144A(b)		275,000	296,967
Verizon Communications, Inc., 0.75%, due 3/22/24		500,000	500,695
Verizon Communications, Inc., 3.376%, due 2/15/25		155,000	168,215
Verizon Communications, Inc., 1.298% (3 Month US LIBOR + 1.10%), due 5/15/25, (FRN)(c)		200,000	204,579

			1,671,596

REAL ESTATE	1.8%
DATA CENTERS	0.1%
Equinix, Inc., 1.25%, due 7/15/25		200,000	198,448

DIVERSIFIED	0.1%
National Retail Properties, Inc., 3.90%, due 6/15/24		235,000	255,570

HEALTH CARE	0.3%
Diversified Healthcare Trust, 6.75%, due 12/15/21		95,000	96,187
Sabra Health Care LP, 5.125%, due 8/15/26		70,000	77,918
Welltower, Inc., 3.625%, due 3/15/24		245,000	264,409
Welltower, Inc., 4.50%, due 1/15/24		100,000	109,400

			547,914

NET LEASE	0.5%
Duke Realty LP, 3.625%, due 4/15/23		179,000	188,306
Highwoods Realty LP, 3.625%, due 1/15/23		250,000	259,758
VEREIT Operating Partnership LP, 4.60%, due 2/6/24		100,000	109,501
WP Carey, Inc., 4.00%, due 2/1/25		116,000	126,373
WP Carey, Inc., 4.60%, due 4/1/24		150,000	165,080

			849,018

OFFICE	0.2%
Brandywine Operating Partnership LP, 3.95%, due 2/15/23		275,000	287,564

SELF STORAGE	0.3%
CubeSmart LP, 3.125%, due 9/1/26		290,000	308,698
CubeSmart LP, 4.375%, due 12/15/23		270,000	293,850

			602,548

		Principal Amount	Value
SHOPPING CENTERS	0.3%
Kimco Realty Corp., 3.125%, due 6/1/23		$85,000	$89,127
Weingarten Realty Investors, 3.50%, due 4/15/23		156,000	163,370
Weingarten Realty Investors, 3.85%, due 6/1/25		150,000	161,363
Weingarten Realty Investors, 4.45%, due 1/15/24		200,000	216,629

			630,489

TOTAL REAL ESTATE			3,371,551

TOTAL CORPORATE BONDS (Identified cost—$7,491,554)			7,610,523

		Number of Rights
RIGHTS	0.0%
GAS—DISTRIBUTION	0.0%
Snam S.p.A., expires 4/7/21 (Italy)(a),(h)		59,111	62

MATERIAL	0.0%
Sociedad Quimica y Minera de Chile SA, expires 4/19/21 (Chile)(USD)(a)		2,004	6,213

TOTAL RIGHTS (Identified cost—$0)			6,275

		Principal Amount
U.S. TREASURY INFLATION-PROTECTED SECURITIES	0.2%
U.S. Treasury Inflation Indexed Bonds, 2.375%, due 1/15/25		$346,885	406,487

TOTAL U.S. TREASURY INFLATION-PROTECTED SECURITIES (Identified cost—$383,307)			406,487

		Shares
SHORT-TERM INVESTMENTS	28.6%
MONEY MARKET FUNDS	4.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(i)		8,157,486	8,157,486

		Principal Amount	Value
U.S. TREASURY BILLS	24.3%
United States Treasury Bills, 0.082%, due 4/8/21(j)		$8,930,000	$8,929,857
United States Treasury Bills, 0.075%, due 4/15/21(j)		4,610,000	4,609,865
United States Treasury Bills, 0.035%, due 5/6/21(j),(k)		18,120,000	18,119,375
United States Treasury Bills, 0.038%, due 5/27/21(j)		10,310,000	10,309,399
United States Treasury Bills, 0.033%, due 6/10/21(j)		3,940,000	3,939,904

			45,908,400

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$54,065,732)			54,065,886

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$165,078,614)	98.1%		185,585,749
OTHER ASSETS IN EXCESS OF LIABILITIES(l)	1.9		3,674,113

NET ASSETS	100.0%		$189,259,862

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CAD	Canadian Dollar
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $6,608,455 which represents 3.5% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Variable rate. Rate shown is in effect at March 31, 2021.

(d)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(e)	Security converts to floating rate after the indicated fixed-rate coupon period.
(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $1,299,019 which represents 0.7% of the net assets of the Fund, of which 0.0% are illiquid.

(g)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $1,606,135 or 0.8% of the net assets of the Fund.

(h)	Security value is determined based on significant unobservable inputs (Level 3).
(i)	Rate quoted represents the annualized seven-day yield.
(j)	The rate shown is the effective yield on the date of purchase.
(k)	All or a portion of this security has been pledged as collateral for futures contracts. $5,763,801 in aggregate has been pledged as collateral to Morgan Stanley & Co. LLC.
(l)	Liabilities in excess of other assets include unrealized appreciation/depreciation on open futures contracts at March 31, 2021.

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
LONG FUTURES OUTSTANDING
Aluminum HG LME	35	April 19, 2021	$1,777,629	$1,919,968	$142,339
Aluminum HG LME	6	May 17, 2021	334,894	330,037	(4,857)
Aluminum HG LME	39	August 16, 2021	2,031,611	2,164,744	133,133
Aluminum HG LME	42	November 15, 2021	2,309,860	2,341,763	31,903
Brent Crude Oil(a)	84	May 28, 2021	5,403,491	5,234,040	(169,451)
Coffee C	48	May 18, 2021	2,324,554	2,223,000	(101,554)
Copper	39	May 26, 2021	3,927,712	3,895,612	(32,100)
Corn	198	May 14, 2021	5,385,917	5,586,075	200,158
Cotton No. 2	20	July 8, 2021	760,224	821,700	61,476
Cotton No. 2	28	May 6, 2021	1,203,731	1,132,320	(71,411)
Gasoline	36	April 30, 2021	2,805,803	2,963,067	157,264
Gold	33	June 28, 2021	6,022,684	5,661,480	(361,204)
KC Wheat	15	May 14, 2021	470,120	431,813	(38,307)
KC Wheat	27	September 14, 2021	847,601	794,475	(53,126)
Lean Hogs(a)	17	August 13, 2021	628,829	694,790	65,961
Lean Hogs(a)	7	June 14, 2021	287,839	294,840	7,001
Live Cattle	4	June 30, 2021	188,075	196,640	8,565
Live Cattle	2	August 31, 2021	94,798	97,580	2,782
Live Cattle	2	October 29, 2021	96,808	100,180	3,372

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
Low Sulphur Gasoil	33	May 12, 2021	1,698,436	1,674,750	(23,686)
Low Sulphur Gasoil	11	September 10, 2021	554,798	565,400	10,602
Low Sulphur Gasoil	16	November 11, 2021	867,819	823,600	(44,219)
Natural Gas	147	April 28, 2021	4,171,974	3,833,760	(338,214)
Natural Gas	38	August 27, 2021	1,073,568	1,041,200	(32,368)
Nickel LME	10	April 19, 2021	1,060,762	961,800	(98,962)
Nickel LME	1	May 17, 2021	97,173	96,279	(894)
Nickel LME	24	June 14, 2021	2,382,867	2,312,784	(70,083)
Nickel LME	12	July 19, 2021	1,314,530	1,157,256	(157,274)
NY Harbor ULSD	50	April 30, 2021	3,758,319	3,716,579	(41,740)
Silver	23	May 26, 2021	3,100,083	2,821,180	(278,903)
Soybean	40	May 14, 2021	2,771,549	2,873,500	101,951
Soybean	22	August 13, 2021	1,481,087	1,523,775	42,688
Soybean Meal	20	May 14, 2021	826,535	846,400	19,865
Soybean Meal	23	August 13, 2021	937,237	965,080	27,843
Soybean Oil	45	May 14, 2021	1,448,138	1,428,839	(19,299)
Soybean Oil	34	August 13, 2021	891,913	995,316	103,403
Sugar 11	27	April 30, 2021	436,585	446,645	10,060
Wheat	48	July 14, 2021	1,464,888	1,477,800	12,912
WTI Crude Oil	72	April 20, 2021	4,237,952	4,259,520	21,568
WTI Crude Oil	22	July 20, 2021	1,188,386	1,291,180	102,794
Zinc LME	23	April 19, 2021	1,412,728	1,614,169	201,441
Zinc LME	17	May 17, 2021	1,048,715	1,195,207	146,492
Zinc LME	30	July 19, 2021	2,015,565	2,116,313	100,748
SHORT FUTURES OUTSTANDING
Aluminum HG LME	35	April 19, 2021	(1,763,338)	(1,919,969)	(156,631)
Aluminum HG LME	19	May 17, 2021	(989,236)	(1,045,119)	(55,883)
Aluminum HG LME	39	August 16, 2021	(2,128,545)	(2,164,744)	(36,199)
Brent Crude Oil(a)	18	July 30, 2021	(1,114,054)	(1,106,819)	7,235
Brent Crude Oil(a)	13	October 29, 2021	(810,534)	(782,860)	27,674
Corn	64	December 14, 2021	(1,453,233)	(1,528,000)	(74,767)
Gasoline	14	August 31, 2021	(1,078,781)	(1,108,027)	(29,246)
Nickel LME	10	April 19, 2021	(1,101,407)	(961,800)	139,607
Nickel LME	10	May 17, 2021	(1,041,316)	(962,790)	78,526
Nickel LME	12	June 14, 2021	(1,271,316)	(1,156,392)	114,924
Nickel LME	12	July 19, 2021	(1,168,594)	(1,157,256)	11,338
NY Harbor ULSD	26	August 31, 2021	(1,978,028)	(1,947,473)	30,555
Wheat	59	May 14, 2021	(1,905,785)	(1,823,100)	82,685
Zinc LME	23	April 19, 2021	(1,519,972)	(1,614,169)	(94,197)
Zinc LME	40	May 17, 2021	(2,602,718)	(2,812,250)	(209,532)
Zinc LME	6	July 19, 2021	(413,378)	(423,262)	(9,884)

					$(395,126)

(a)	Futures contracts are cash settled based upon the price of the underlying commodity.

Glossary of Portfolio Abbreviations

HG	High Grade
LME	London Metal Exchange
ULSD	Ultra Low Sulfur Diesel

Country Summary	% of Net Assets
United States	64.8
Japan	4.9
Canada	3.9
United Kingdom	2.7
Australia	2.5
France	2.2
Hong Kong	1.9
Germany	1.9
China	1.0
Singapore	0.9
Sweden	0.7
Italy	0.7
South Africa	0.6
Brazil	0.6
Spain	0.6
Switzerland	0.5
Netherlands	0.5
Other	9.1

100.0%

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Futures contracts traded on a commodities exchange or board of trade are valued at their settlement price at the close of trading on such exchange or board of trade. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock:
Airports—Foreign	$423,699	$318,377	$105,322	$—
Other	104,285,052	104,285,052	—	—
Exchange—Traded Funds	8,052,532	8,052,532	—	—
Preferred Securities—$25 Par Value	1,877,768	1,877,768	—	—
Preferred Securities—Capital Securities	8,857,527	—	8,857,527	—
Corporate Bonds	7,610,523	—	7,610,523	—
Rights	6,275	6,213	—	62
U.S. Treasury Inflation—Protected Securities	406,487	—	406,487	—
Short-Term Investments	54,065,886	—	54,065,886	—

Total Investments in Securities(a)	$185,585,749	$114,539,942	$71,045,745	$62

Futures Contracts	$2,208,865	$2,208,865	$—	$—

Total Derivative Assets(a)	$2,208,865	$2,208,865	$—	$—

Futures Contracts	$(2,603,991)	$(2,603,991)	$—	$—

Total Derivatives Liabilities(a)	$(2,603,991)	$(2,603,991)	$—	$—

(a)	Portfolio holdings are disclosed individually on the Consolidated Schedule of Investments.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 2. Derivative Investments

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index, currency or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Futures Contracts: The Fund uses futures contracts in order to gain exposure to the underlying commodities markets. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in unrealized appreciation or depreciation on futures in the Consolidated Statement of Operations. Realized gain or loss, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, is reported in the Consolidated Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated as such on the Consolidated Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Consolidated Statement of Assets and Liabilities.

The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss, up to the notional value of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss.

With exchange traded futures contracts, the exchange or board of trade acts as the counterparty to futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Additionally, credit risk exists in exchange traded futures contracts with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of certain positions. In certain circumstances, the futures commissions merchant (FCM) can require additional margin on the futures contracts which would subject the Fund to counterparty credit risk with the FCM.

Morgan Stanley & Co. LLC serves as the Fund’s FCM for the purpose of trading in commodity futures contracts, options and interests therein.

COHEN & STEERS REAL ASSETS FUND, INC.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s futures contracts and option contracts activity during the three months ended March 31, 2021:

Futures Contracts
Average Notional Amount—Long	$63,284,728
Average Notional Amount—Short	(17,831,374)

	Purchased Option Contracts	Written Option Contracts
Average Notional Amount(a),(b)	$2,408,970	$2,408,970

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month end. For the period, this represents one month for purchased options and one month for written options.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.